Commitments - Summary of Future Purchase Agreement Commitments (Details) - Plasma Purchase Agreements $ in Thousands	Dec. 31, 2019 CAD ($)
Commitments [Line Items]
Purchase commitments	$ 24,340
Within 1-year
Commitments [Line Items]
Purchase commitments	4,816
2021
Commitments [Line Items]
Purchase commitments	14,604
2022
Commitments [Line Items]
Purchase commitments	$ 4,920